Cover Page	Nov. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Central Index Key	0001234006
Amendment Flag	false
Entity Registrant Name	Gladstone Commercial Corp
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33097
Entity Tax Identification Number	02-0681276
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GOOD
Security Exchange Name	NASDAQ
7.00% Series D Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	6.625% Series E Cumulative Redeemable Preferred Stock, par value $0.001 per share
Trading Symbol	GOODN
Security Exchange Name	NASDAQ
6.625% Series E Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	6.00% Series G Cumulative Redeemable Preferred Stock, par value $0.001 per share
Trading Symbol	GOODO
Security Exchange Name	NASDAQ